FINANCIAL RESULT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL RESULT.
Schedule of financial revenue and financial expenses

	12/31/2021	12/31/2020	12/31/2019
Financial income
Income from interest, commission and fee	692,767	863,828	876,212
Income from financial investments	637,001	972,602	763,016
Additional moratorium on electricity	325,943	341,672	252,112
Interest income on dividends	—	—	—
Other financial income	482,707	343,688	532,054
	2,138,418	2,521,790	2,423,394
Financial expenses
Debt charges	(2,740,371)	(2,853,532)	(3,247,747)
Leasing charges	(449,295)	(367,234)	(340,819)
Remuneration for Thermonuclear Plants Decommissioning Fund	—	—	—
Charges on shareholders’ funds	(3,826)	(81,766)	(271,130)
Other financial expenses	(1,161,874)	(962,160)	(1,407,838)
	(4,355,366)	(4,264,692)	(5,267,534)

Financial results, net
Monetary variations	(161,648)	283,376	416,959
Exchange variations	(403,569)	(544,137)	35,008
Derivatives financial instruments	725,826	332,017	(56,613)
	160,609	71,256	395,354

Financial result	(2,056,339)	(1,671,646)	(2,448,786)